497(d)
                                                                       033-82570

SUPPLEMENT DATED AUGUST 1, 2007 TO
PROSPECTUS AND PROSPECTUS SUPPLEMENT DATED MAY 1, 2007 FOR

MONY Variable Universal Life
MONY Custom Equity Master
The MONYEquity Master

Issued by:

MONY Life Insurance Company
MONY Life Insurance Company of America

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectus and Statements of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all policies. As applicable to your policy, please note the changes described below.

POSTPONEMENT OF PORTFOLIO SUBSTITUTIONS

The July 9, 2007 and August 20, 2007 substitutions of interests in the variable investment options listed below and described in the May 1, 2007 supplement to your prospectus have been temporarily postponed. The substitution transactions are now expected to occur on or about August 20, 2007 and November 19, 2007, respectively. The July 9, 2007 substitution of interests in the Oppenheimer Global Securities/VA (Service Class) variable investment option for interests in the UIF Global Value Equity (Share Class I) variable investment option described in the May 1, 2007 supplement to your prospectus has been cancelled. As a result, the UIF Global Value Equity (Share Class I) variable investment option continues to be available under your policy. For more information about the substitutions, please refer to your May 1, 2007 prospectus and prospectus supplement.

     The substitutions of the Fidelity VIP Growth, MFS Mid Cap Growth Series, MFS New Discovery Series and UIF U.S. Real Estate Portfolios will occur on or about August 20, 2007. The substitutions of the AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Balanced, Alger American MidCap Growth, Dreyfus Small Cap Stock Index, Janus Aspen Series Flexible Bond Fund, MFS Total Return, Old Mutual Select Value and Oppenheimer Main Street Fund/VA Portfolios will occur on or about November 19, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:

     -------------------------------------------------------------------------------------------------------------------------------
     Trust(s)                       Trust/Share Class                                                Investment Manager (or
     Replaced (Current) Portfolio   Surviving/New Portfolio      Objective                           Sub-adviser(s), as applicable)
     -------------------------------------------------------------------------------------------------------------------------------
                                    EQ Advisors Trust --
                                    Class IA Shares
     -------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. MID CAP CORE EQUITY   EQ/FI MID CAP (CLASS IA      Seeks long-term growth of           o Fidelity Management &
      FUND (SERIES I)               SHARES)                      capital.                              Research Company
     -------------------------------------------------------------------------------------------------------------------------------
     ALGER AMERICAN MIDCAP          EQ/VAN KAMPEN MID CAP        Capital growth.                     o Morgan Stanley Investment
      GROWTH (CLASS O SHARES)       GROWTH (CLASS IA SHARES)                                           Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------
     DREYFUS INVESTMENT             EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as    o AllianceBernstein L.P.
      PORTFOLIO--SMALL CAP          (CLASS IA SHARES)            possible (before the deduction of
      STOCK INDEX PORTFOLIO                                      portfolio expenses) the total
      (SERVICE SHARES)                                           return of the Russell 2000 Index.
     -------------------------------------------------------------------------------------------------------------------------------
     FIDELITY VIP GROWTH            EQ/CAPITAL GUARDIAN          Seeks to achieve long-term          o Capital Guardian Trust
      OPPORTUNITIES PORTFOLIO       RESEARCH (CLASS IA SHARES)   growth of capital.                    Company
      (SERVICE CLASS)
     -------------------------------------------------------------------------------------------------------------------------------
     JANUS ASPEN SERIES FLEXIBLE    EQ/JPMORGAN CORE BOND        Seeks to provide a high total       o JPMorgan Investment
      BOND PORTFOLIO (SERVICE       (CLASS IA SHARES)            return consistent with moderate       Management Inc.
      SHARES)                                                    risk to capital and maintenance
                                                                 of liquidity.
     -------------------------------------------------------------------------------------------------------------------------------

MNY Supp 7.07B
Equity Master Supp                                                        x01717

     -------------------------------------------------------------------------------------------------------------------------------
     Trust(s)                       Trust/Share Class                                                Investment Manager (or
     Replaced (Current) Portfolio   Surviving/New Portfolio      Objective                           Sub-adviser(s), as applicable)
     -------------------------------------------------------------------------------------------------------------------------------
     MFS MID CAP GROWTH SERIES      EQ/VAN KAMPEN MID CAP        Capital growth.                     o Morgan Stanley Investment
      (INITIAL CLASS)               GROWTH (CLASS IA SHARES)                                           Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------
     MFS NEW DISCOVERY SERIES       EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term          o AllianceBernstein L.P.
      (INITIAL CLASS)               CAP GROWTH (CLASS IA         growth of capital.
                                    SHARES)
     -------------------------------------------------------------------------------------------------------------------------------
     OLD MUTUAL SELECT VALUE        EQ/ALLIANCEBERNSTEIN VALUE   Seeks capital appreciation.         o AllianceBernstein L.P.
      PORTFOLIO                     (CLASS IA SHARES)
     -------------------------------------------------------------------------------------------------------------------------------
     OPPENHEIMER MAIN STREET        EQ/CAPITAL GUARDIAN          Seeks to achieve long-term          o Capital Guardian Trust
      FUND/VA (SERVICE CLASS)       RESEARCH (CLASS IA SHARES)   growth of capital.                    Company
     -------------------------------------------------------------------------------------------------------------------------------
     UIF U.S. REAL ESTATE (SHARE    EQ/VAN KAMPEN REAL ESTATE    Seeks to provide above average      o Morgan Stanley Investment
      CLASS I)                      (CLASS IA SHARES)            current income and long-term          Management, Inc.
                                                                 capital appreciation.
     -------------------------------------------------------------------------------------------------------------------------------
                                    EQ Advisors Trust --
                                    Class IB Shares
     -------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. BASIC VALUE FUND      EQ/BLACKROCK BASIC VALUE     Seeks capital appreciation and      o BlackRock Investment
      (SERIES I)                    EQUITY (CLASS IB SHARES)     secondarily, income.                  Management, LLC
     -------------------------------------------------------------------------------------------------------------------------------
                                    Fidelity(R) Variable Insurance
                                    Products (VIP) --
                                    Service Class Shares
     -------------------------------------------------------------------------------------------------------------------------------
     FIDELITY VIP GROWTH            FIDELITY VIP CONTRAFUND(R)   Seeks long-term capital             o Fidelity Management &
      PORTFOLIO (SERVICE CLASS)     (SERVICE CLASS)              appreciation.                         Research Co.
     -------------------------------------------------------------------------------------------------------------------------------
                                    Franklin Templeton
                                    Variable Insurance
                                    Products Trust --
                                    Class 2 Shares
     -------------------------------------------------------------------------------------------------------------------------------
     ALGER AMERICAN BALANCED        FRANKLIN INCOME SECURITIES   Seeks to maximize income while      o Franklin Advisers, Inc.
      PORTFOLIO (CLASS O SHARES)    FUND (CLASS 2 SHARES)        maintaining prospects for capital
                                                                 appreciation.
     -------------------------------------------------------------------------------------------------------------------------------
     MFS(R) TOTAL RETURN (INITIAL   FRANKLIN INCOME SECURITIES   Seeks to maximize income while      o Franklin Advisers, Inc.
      CLASS)                        FUND (CLASS 2 SHARES)        maintaining prospects for capital
                                                                 appreciation.
     -------------------------------------------------------------------------------------------------------------------------------

                           MONY Life Insurance Company
                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



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